Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W., Suite 700
Washington, D.C. 20006
Telephone 202-822-9611
Fax 202-822-0140
www.stradley.com
Cillian M. Lynch, Esquire
(202) 419-8416
clynch@stradley.com

1933 Act Rule 497(j)
1933 Act File No. 002-97596
1940 Act File No. 811-04297
May 1, 2020

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:    VanEck Funds (the “Registrant”)
File Nos. 002-97596 and 811-04297
Rule 497(j) filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), this letter serves as certification that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497, would not have differed from those filed in Post-Effective Amendment No. 162 (“Amendment”) to the Registration Statement of the Registrant, except for the Prospectus for the VanEck NDR Managed Allocation Fund. The Amendment was filed with the U.S. Securities and Exchange Commission electronically on April 29, 2020, with an effective date of May 1, 2020. The form of the Prospectus regarding the VanEck NDR Managed Allocation Fund contained in the Amendment was filed separately by the Registrant on May 1, 2020, pursuant to Rule 497(c) under the 1933 Act.

    Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/ Cillian M. Lynch
Cillian M. Lynch, Esquire